CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 28, 2012	Jul. 30, 2011	Jul. 28, 2012	Jul. 30, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Net earnings	$ (36)	$ (34)	$ (96)	$ (101)	$ 151	$ 167	$ 304
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustments	(35)	12	(53)	75	12	54	19
Unrealized (loss) gain on hedged transactions	0	0	0	(1)	(2)	15	10
Unrealized actuarial (losses) gains	0	0	0	1	(6)	9	(1)
Total other comprehensive (loss) income, net of tax	(35)	12	(53)	75	4	78	28
Comprehensive income, net of tax	(71)	(22)	(149)	(26)	155	245	332
Less: Comprehensive income (loss) attributable to noncontrolling interest					2	(2)	(8)
Comprehensive income attributable to Toys "R" Us, Inc.					$ 153	$ 247	$ 340